Note 7 - Income Taxes (Details Textual) - AUD ($)	Dec. 31, 2024	Dec. 31, 2023
Operating Loss Carryforwards	$ 39,613,666	$ 31,744,227
Deferred Assets, Non-refundable Research and Development Tax Offset	$ 3,374,776	$ 3,374,776